Categories of Financial Instruments - Financial Liabilities by Category (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Accounts payable — trade		₩ 89,255	₩ 190,559
Derivative financial liabilities		302,593	321,136
Borrowings		936,110	407,185
Debentures		8,366,694	8,426,683
Lease liabilities	[1]	1,782,057	1,534,282
Accounts payable — other and others		5,505,465	5,524,692
Financial liabilities		16,982,174	16,404,537
Financial liabilities at fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities		302,593	321,025
Financial liabilities		302,593	321,025
Financial liabilities measured at amortized cost [Member]
Disclosure of financial liabilities [line items]
Accounts payable — trade		89,255	190,559
Borrowings		936,110	407,185
Debentures		8,366,694	8,426,683
Lease liabilities	[1]	1,782,057	1,534,282
Accounts payable — other and others		5,505,465	5,524,692
Financial liabilities		₩ 16,679,581	16,083,401
Derivatives hedging instrument [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities			111
Financial liabilities			₩ 111

[1]	Lease liabilities are not applicable on category of financial liabilities, but are classified as financial liabilities measured at amortized cost on consideration of nature for measurement of liabilities.